Note 9 Cash Cash Balances At Central Banks And Other Demand Deposits (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Cash balances at central banks and other demand deposits [Line Items]
Cash		€ 8,050	€ 8,636	€ 7,751
Cash and bank balances at central banks	[1]	42,856	35,306	60,750
Other financial assets		7,931	7,202	6,916
Cash and cash equivalents		€ 58,837	€ 51,145	€ 75,416	€ 79,756

[1]	(1) The variation is mainly due to the evolution of the balances held in the Bank of Spain.